Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Insurance Contracts and Reinsurance Contracts by Type (Detail) - EUR (€)
€ in Millions
		6 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		€ 185
Beginning balance		177,446
Opening net balance	[1]	177,262
Opening assets, Reinsurance		16,608
Other reinsurance finance income / (expenses)		325		€ 382
Closing net balance		183,276	[2]		€ 177,262 [1]
Closing assets		56			185
Ending balance		183,332			177,446
Closing assets, Reinsurance		16,267			16,608
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		185
Beginning balance		177,407
Opening net balance		177,223
Opening assets, Reinsurance		16,601
Closing net balance		183,242			177,223
Closing assets		56			185
Ending balance		183,297			177,407
Closing assets, Reinsurance		16,259			16,601
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance service expenses				(12)
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		185		36	36
Beginning balance		177,407		175,681	175,681
Opening net balance		177,223		175,645	175,645
Insurance revenue		(4,951)			(10,195)
Incurred claims and other insurance service expenses		4,232			8,407
Amortization of insurance acquisition cash flows		322			558
Losses (and reversal of losses) on onerous contracts		821			1,084
Adjustments to liabilities for incurred claims					9
Insurance service expenses		5,375			10,058
Insurance service result		424			(137)
Insurance finance (income) / expenses (P&L and OCI)		6,875			17,343
Cash flows		(6,251)			(10,624)
Contracts disposed during the period		(87)			(347)
Transfers to disposal groups		(17)			(345)
Other movements		(4)			20
Transfer (to)/from other headings		0			(512)
Net exchange differences		5,078			(3,821)
Closing net balance		183,242			177,223
Closing assets		56			185
Ending balance		183,297			177,407
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		1,589		40	40
Beginning balance		159,113		163,758	163,758
Opening net balance		157,524		163,719	163,719
Insurance revenue		(4,951)			(10,195)
Amortization of insurance acquisition cash flows		322			558
Insurance service expenses		322			558
Investment components		(2,605)			(4,834)
Insurance service result		(7,234)			(14,471)
Insurance finance (income) / expenses (P&L and OCI)		6,852			17,262
Cash flows		(3,638)			(4,892)
Contracts disposed during the period		7			(347)
Transfers to disposal groups		(48)			(1)
Other movements		1			20
Transfer (to)/from other headings		(1)			(514)
Net exchange differences		4,432			(3,252)
Closing net balance		157,895			157,524
Closing assets		1,710			1,589
Ending balance		159,605			159,113
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		(1,042)		(1)	(1)
Beginning balance		945		1,455	1,455
Opening net balance		1,987		1,456	1,456
Incurred claims and other insurance service expenses		(140)			(186)
Losses (and reversal of losses) on onerous contracts		821			1,084
Insurance service expenses		682			899
Insurance service result		682			898
Insurance finance (income) / expenses (P&L and OCI)		23			81
Cash flows		(132)			(150)
Contracts disposed during the period		(94)
Transfers to disposal groups		14			(211)
Transfer (to)/from other headings		1			(33)
Net exchange differences		65			(54)
Closing net balance		2,546			1,987
Closing assets		(1,235)			(1,042)
Ending balance		1,311			945
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets		(362)		(2)	(2)
Beginning balance		17,349		10,468	10,468
Opening net balance		17,711		10,470	10,470
Incurred claims and other insurance service expenses		4,371			8,593
Adjustments to liabilities for incurred claims					9
Insurance service expenses		4,371			8,601
Investment components		2,605			4,834
Insurance service result		6,976			13,436
Cash flows		(2,481)			(5,582)
Transfers to disposal groups		17			(133)
Other movements		(5)
Transfer (to)/from other headings		0			36
Net exchange differences		582			(515)
Closing net balance		22,801			17,711
Closing assets		(419)			(362)
Ending balance		22,381			17,349
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Effect of changes in risk of non-performance of reinsurers		(4)		(5)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance		16,601		16,934	16,934
Opening liabilities, Reinsurance		(608)		(270)	(270)
Net opening balance, Reinsurance		15,993		16,664	16,664
Net expenses from reinsurance contracts		408			181
Other reinsurance finance income / (expenses)		(132)			1,060
Effect of changes in risk of non-performance of reinsurers		(4)			(12)
Insurance finance (income) / expenses (P&L and OCI)		(137)			1,048
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held		272			1,229
Cash flows		(947)			(979)
Reinsurance contracts disposed in the year		(30)
Transfers to disposal groups		(10)			(389)
Other movements		(10)			17
Net exchange differences		485			(550)
Net closing balance, Reinsurance		15,762			15,993
Closing assets, Reinsurance		16,259			16,601
Closing liabilities, Reinsurance		(497)			(608)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Excluding loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance		16,457		14,801	14,801
Opening liabilities, Reinsurance		(1,738)		(217)	(217)
Net opening balance, Reinsurance		14,719		14,584	14,584
Net expenses from reinsurance contracts		(200)			453
Other reinsurance finance income / (expenses)		(134)			1,026
Effect of changes in risk of non-performance of reinsurers		(4)			(12)
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held		(338)			1,467
Cash flows		(657)			(397)
Reinsurance contracts disposed in the year		49
Transfers to disposal groups		319			(440)
Other movements					16
Net exchange differences		449			(511)
Net closing balance, Reinsurance		14,541			14,719
Closing assets, Reinsurance		16,406			16,457
Closing liabilities, Reinsurance		(1,865)			(1,738)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Loss recovery component [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance		349		1,607	1,607
Opening liabilities, Reinsurance		947		(57)	(57)
Net opening balance, Reinsurance		1,296		1,549	1,549
Net expenses from reinsurance contracts		402			(235)
Other reinsurance finance income / (expenses)		2			34
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held		404			(200)
Cash flows		(63)			(158)
Reinsurance contracts disposed in the year		(79)
Transfers to disposal groups		(327)			139
Net exchange differences		37			(34)
Net closing balance, Reinsurance		1,267			1,296
Closing assets, Reinsurance		129			349
Closing liabilities, Reinsurance		1,138			947
Reinsurance contracts held [member] | Asset for incurred claims [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance		(205)		526	526
Opening liabilities, Reinsurance		183		5	5
Net opening balance, Reinsurance		(22)		€ 530	530
Net expenses from reinsurance contracts		206			(38)
Increase (decrease) in profit or loss and other comprehensive income due to changes in reinsurance contracts held		206			(37)
Cash flows		(227)			(425)
Transfers to disposal groups		(3)			(88)
Other movements					1
Net exchange differences		(1)			(4)
Net closing balance, Reinsurance		(46)			(22)
Closing assets, Reinsurance		(276)			(205)
Closing liabilities, Reinsurance		€ 230			€ 183

[1]	Total insurance contracts is EUR 177,262 million which comprises of EUR 185 million insurance contract assets and EUR 177,446 million insurance contract liabilities.
[2]	Total insurance contracts is EUR 183,276 million which comprises of EUR 56 million insurance contract assets and EUR 183,332 million insurance contract liabilities.